UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	RBF, LLC
Address:	1630 Union Street, 3rd Floor
		San Francisco, CA  94123

Form 13F File Number:	28-06357

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Stephen F. Hansen
Title:	Chief Accounting Officer
Phone:	415-345-0310

Signature, Place and Date of Signing:

	Stephen F. Hansen		San Francisco, CA		April 23, 2002
		[Signature]			[City, State]			[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		196

Form 13F Information Table Value Total:		58,275 (in thousands)


List of Other Included Managers:   NONE


<Page   2>

RBF, LLC














Form 13F Information Table














March 31, 2002





























Column 1
Column 2
Column 3
Column 4
Column 5


Column 6
Column 7
Column 8









Shares or
Sh/
Put/
Investment
Other
Voting Authority





Name of Issuer
Title of Class
CUSIP
Value (x1000)
Prn Amt
Prn
Call
Discretion
Managers
Sole
Shared
None


















A.C.L.N., Limited
COM
M01764105
52
6,200
SH

SOLE

6,200
0
0



Actuant Corp. - Class A
CL A
00508X203
820
19,000
SH

SOLE

19,000
0
0



ADB Systems International, Inc.
COM
00088N104
0
1,000
SH

SOLE

1,000
0
0



Aftermarket Technology Corp.
COM
008318107
93
5,000
SH

SOLE

5,000
0
0



AlphaNet Solutions, Inc.
COM
020787107
28
14,300
SH

SOLE

14,300
0
0



American Homepatient, Inc.
COM
026649103
56
96,000
SH

SOLE

96,000
0
0



Ampco-Pittsburgh Corp.
COM
032037103
214
18,400
SH

SOLE

18,400
0
0



Analysts International Corp.
COM
032681108
386
96,500
SH

SOLE

96,500
0
0



Andrea Electronics Corp.
COM
034393108
19
14,500
SH

SOLE

14,500
0
0



Angelica Corp.
COM
034663104
204
13,200
SH

SOLE

13,200
0
0



Artesyn Technologies, Inc.
COM
043127109
186
20,000
SH

SOLE

20,000
0
0



Aspect Communications Corp.
COM
04523Q102
39
10,000
SH

SOLE

10,000
0
0



Astrosystems, Inc. Liquidating Trust
UNIT BEN INT
046465100
36
79,200
SH

SOLE

79,200
0
0



Bioshield Technologies, Inc.
COM
09068A107
3
18,000
SH

SOLE

18,000
0
0



Boyd Gaming Corp.
COM
103304101
752
50,000
SH

SOLE

50,000
0
0



BriteSmile, Inc.
COM
110415106
290
54,000
SH

SOLE

54,000
0
0



British American Tobacco, PLC - Spons ADR
ADR
110448107
574
30,000
SH

SOLE

30,000
0
0



Building Material Holding Corp.
COM
120113105
559
38,800
SH

SOLE

38,800
0
0



Cadmus Communications Corp.
COM
127587103
120
10,000
SH

SOLE

10,000
0
0



Castle (A.M.) & Co.
COM
148411101
336
31,000
SH

SOLE

31,000
0
0



Cavalier Homes, Inc.
COM
149507105
746
200,000
SH

SOLE

200,000
0
0



CellPoint, Inc.
COM
15115E109
4
12,000
SH

SOLE

12,000
0
0



Cellstar Corp.
COM
150925204
159
48,000
SH

SOLE

48,000
0
0



Celsion Corp.
COM
15117N107
15
20,600
SH

SOLE

20,600
0
0



Century Business Services, Inc.
COM
156490104
1,038
299,000
SH

SOLE

299,000
0
0



Chattem, Inc.
COM
162456107
70
3,000
SH

SOLE

3,000
0
0



Chesapeake Energy Corp.
COM
165167107
62
8,000
SH

SOLE

8,000
0
0



Coachmen Industries, Inc.
COM
189873102
652
40,000
SH

SOLE

40,000
0
0



Columbus McKinnon Corp./NY
COM
199333105
896
70,000
SH

SOLE

70,000
0
0



Computer Horizons Corp.
COM
205908106
578
148,900
SH

SOLE

148,900
0
0



Computerized Thermal Imaging, Inc.
COM
20557C108
130
123,800
SH

SOLE

123,800
0
0



Congoleum Corp. - Class A
CL A
207195108
302
125,800
SH

SOLE

125,800
0
0



Constellation 3D, Inc.
COM
210379103
37
115,000
SH

SOLE

115,000
0
0



CorVel Corp.
COM
221006109
388
13,000
SH

SOLE

13,000
0
0



Cross Media Marketing Corp.
COM
22754R201
2
186
SH

SOLE

186
0
0



CT Holdings, Inc.
COM
12643Y103
1
5,000
SH

SOLE

5,000
0
0



CyberSource Corp.
COM
23251J106
235
109,100
SH

SOLE

109,100
0
0



Cylink Corp.
COM
232565101
35
22,700
SH

SOLE

22,700
0
0



Datalink Corp.
COM
237934104
276
47,600
SH

SOLE

47,600
0
0



Davita, Inc.
COM
23918K108
506
20,000
SH

SOLE

20,000
0
0



DCH Technology, Inc.
COM
233092105
13
25,000
SH

SOLE

25,000
0
0



Deltek Systems, Inc.
COM
24785A108
226
32,800
SH

SOLE

32,800
0
0



DIMON, Inc.
COM
254394109
173
25,000
SH

SOLE

25,000
0
0



Dixie Group, Inc.
COM
255519100
108
22,500
SH

SOLE

22,500
0
0



DocuCorp International, Inc.
COM
255911109
302
40,000
SH

SOLE

40,000
0
0



Dollar Thrifty Automotive Group, Inc.
COM
256743105
1,301
61,500
SH

SOLE

61,500
0
0



Dynacq International, Inc.
COM
267919306
630
41,500
SH

SOLE

41,500
0
0



e.Digital Corp.
COM
26841Y103
5
5,000
SH

SOLE

5,000
0
0



eBT International, Inc.
COM
268248101
22
86,000
SH

SOLE

86,000
0
0



Edison Schools, Inc.
COM
281033100
139
10,000
SH

SOLE

10,000
0
0



eLoyalty Corp.
COM
290151307
206
29,820
SH

SOLE

29,820
0
0



eLoyalty Corp. 7% Series B Conv. Pfd.
CONV PFD
290151208
86
16,831
SH

SOLE

16,831
0
0



ELXSI Corp.
COM
268613205
50
5,000
SH

SOLE

5,000
0
0



eMagin Corp.
COM
29076N107
19
27,000
SH

SOLE

27,000
0
0



Emex Corp.
COM
291206100
275
85,153
SH

SOLE

85,153
0
0



Employee Solutions, Inc.
COM
292166105
0
17,800
SH

SOLE

17,800
0
0



Energy Exploration Technologies, Inc.
COM
29267E106
12
13,800
SH

SOLE

13,800
0
0



Envision Development Corp.
COM
29410N102
0
4,000
SH

SOLE

4,000
0
0



Ethyl Corp.
COM
297659104
397
345,000
SH

SOLE

345,000
0
0



Eurotech, Ltd.
COM
298796103
22
51,900
SH

SOLE

51,900
0
0



FiberNet Telecom Group, Inc.
COM
315653105
6
33,000
SH

SOLE

33,000
0
0



Foamex International, Inc.
COM
344123104
1,383
141,800
SH

SOLE

141,800
0
0



FutureLink Corp.
COM
36114Q307
0
1,571
SH

SOLE

1,571
0
0



Gap, Inc./The
COM
364760108
602
40,000
SH

SOLE

40,000
0
0



GenesisIntermedia, Inc.
COM
37184Y105
1
50,000
SH

SOLE

50,000
0
0



Glenayre Technologies, Inc.
COM
377899109
849
429,000
SH

SOLE

429,000
0
0



GlycoGenesys, Inc.
COM
37989P101
16
10,000
SH

SOLE

10,000
0
0



Golden State Bcp. Litigation Tracking Wts.
WTS
381197136
195
150,000
SH

SOLE

150,000
0
0



Great Atlantic & Pacific Tea Co.
COM
390064103
120
4,300
SH

SOLE

4,300
0
0



Griffin Land & Nurseries, Inc.
COM
398231100
468
31,400
SH

SOLE

31,400
0
0



Griffon Corp.
COM
398433102
112
6,660
SH

SOLE

6,660
0
0



Gum Tech International, Inc.
COM
402803100
130
15,000
SH

SOLE

15,000
0
0



Health Management Systems, Inc.
COM
42219M100
247
49,500
SH

SOLE

49,500
0
0



Heidrick & Struggles International, Inc.
COM
422819102
462
22,200
SH

SOLE

22,200
0
0



HomeStore.com, Inc.
COM
437852106
27
10,000
SH

SOLE

10,000
0
0



Hon Industries, Inc.
COM
438092108
284
10,000
SH

SOLE

10,000
0
0



Horizon Group Properties, Inc.
COM
44041U102
15
7,700
SH

SOLE

7,700
0
0



Hub Group, Inc. - Class A
CL A
443320106
1,089
110,000
SH

SOLE

110,000
0
0



IBIS Technology Corp.
COM
450909106
74
5,000
SH

SOLE

5,000
0
0



IEC Electronics Corp.
COM
44949L105
87
186,100
SH

SOLE

186,100
0
0



IFX Corp.
COM
449518208
9
10,000
SH

SOLE

10,000
0
0



iGate Corp.
COM
45169U105
473
120,000
SH

SOLE

120,000
0
0



Imaging Diagnostic Systems, Inc.
COM
45244W100
19
38,500
SH

SOLE

38,500
0
0



Inamed Corp.
COM
453235103
494
15,000
SH

SOLE

15,000
0
0



Insurance Auto Auctions, Inc.
COM
457875102
84
5,030
SH

SOLE

5,030
0
0



Intelli-Check, Inc.
COM
45817G102
280
18,000
SH

SOLE

18,000
0
0



Inter Parfums, Inc.
COM
458334109
104
13,300
SH

SOLE

13,300
0
0



iVoice, Inc.
COM
46588L106
1
30,000
SH

SOLE

30,000
0
0



Keynote Systems, Inc.
COM
493308100
145
15,000
SH

SOLE

15,000
0
0



K-Tel International, Inc.
COM
482724200
3
22,500
SH

SOLE

22,500
0
0



Labor Ready, Inc.
COM
505401208
156
20,000
SH

SOLE

20,000
0
0



Landauer, Inc.
COM
51476K103
277
7,300
SH

SOLE

7,300
0
0



LanguageWare.net (Company), Ltd.
COM
M67029104
0
2,300
SH

SOLE

2,300
0
0



LCNB Corp.
COM
50181P100
22
500
SH

SOLE

500
0
0



Legg Mason, Inc.
COM
524901105
531
10,000
SH

SOLE

10,000
0
0



Lo-Jack Corp.
COM
539451104
106
20,000
SH

SOLE

20,000
0
0



Lumenon Innovative Lightwave Technology, Inc.
COM
55024L109
5
13,000
SH

SOLE

13,000
0
0



M/I Schottenstein Homes, Inc.
COM
55305B101
249
4,400
SH

SOLE

4,400
0
0



Macrochem Corp./Delaware
COM
555903103
240
76,100
SH

SOLE

76,100
0
0



Major Automotive Cos, Inc.
COM
560775108
3
4,480
SH

SOLE

4,480
0
0



Manufacturers' Services, Ltd.
COM
565005105
321
61,000
SH

SOLE

61,000
0
0



Med Diversified, Inc.
COM
58401N102
10
11,000
SH

SOLE

11,000
0
0



Medi-Hut Co., Inc.
COM
58438C103
56
15,000
SH

SOLE

15,000
0
0



Medis Technologies, Ltd.
COM
58500P107
157
12,810
SH

SOLE

12,810
0
0



Medis Technologies, Ltd. Rights 03/18/02
RTS
58500P990
0
2,557
SH

SOLE

2,557
0
0



Mercury Air Group, Inc.
COM
589354109
89
20,000
SH

SOLE

20,000
0
0



Micro Linear Corp.
COM
594850109
88
32,700
SH

SOLE

32,700
0
0



Microsoft Corp.
COM
594918104
546
9,050
SH

SOLE

9,050
0
0



Mine Safety Appliances Company
COM
602720104
38
1,000
SH

SOLE

1,000
0
0



Mohawk Industries, Inc.
COM
608190104
541
9,000
SH

SOLE

9,000
0
0



Monro Muffler Brake, Inc.
COM
610236101
241
14,000
SH

SOLE

14,000
0
0



Mother's Work, Inc.
COM
619903107
434
26,600
SH

SOLE

26,600
0
0



Multex.com, Inc.
COM
625367107
333
73,400
SH

SOLE

73,400
0
0



netGuru, Inc.
COM
64111K107
106
23,000
SH

SOLE

23,000
0
0



Network Associates, Inc.
COM
640938106
242
10,000
SH

SOLE

10,000
0
0



Nextpath Technologies, Inc.
COM
65333J109
0
10,000
SH

SOLE

10,000
0
0



Noel Group, Inc. Liquidating Trust Units
UNIT BEN INT
655266104
0
50,000
SH

SOLE

50,000
0
0



Nomas Corp. (New)
COM
65531N100
0
116,907
SH

SOLE

116,907
0
0



Nomas Corp. Class A
PFD CL A
65531N209
0
116,907
SH

SOLE

116,907
0
0



NYMagic, Inc.
COM
629484106
950
50,000
SH

SOLE

50,000
0
0



Ohio Casualty Corp.
COM
677240103
189
10,000
SH

SOLE

10,000
0
0



Old Dominion Freight Line, Inc.
COM
679580100
563
40,000
SH

SOLE

40,000
0
0



On2 Technologies, Inc.
COM
68338A107
4
9,000
SH

SOLE

9,000
0
0



Osteotech, Inc.
COM
688582105
401
60,000
SH

SOLE

60,000
0
0



Outlook Group Corp.
COM
690113105
128
25,000
SH

SOLE

25,000
0
0



P.A.M. Transportation Services, Inc.
COM
693149106
380
15,000
SH

SOLE

15,000
0
0



Patrick Industries, Inc.
COM
703343103
939
108,500
SH

SOLE

108,500
0
0



Personnel Group of America, Inc.
COM
715338109
216
160,000
SH

SOLE

160,000
0
0



Pervasive Software, Inc.
COM
715710109
243
75,200
SH

SOLE

75,200
0
0



Philip Morris Companies, Inc.
COM
718154107
527
10,000
SH

SOLE

10,000
0
0



Pier 1 Imports, Inc.
COM
720279108
206
10,000
SH

SOLE

10,000
0
0



Pittston Brink's Group
COM
725701106
1,130
45,000
SH

SOLE

45,000
0
0



PolyMedica Corp.
COM
731738100
305
12,000
SH

SOLE

12,000
0
0



Preview Systems, Inc.
COM
741379101
5
136,400
SH

SOLE

136,400
0
0



Procom Technology, Inc.
COM
74270W107
39
24,500
SH

SOLE

24,500
0
0



Qiao Xing Universal Telephone, Inc.
COM
G7303A109
19
3,850
SH

SOLE

3,850
0
0



RateXchange Corp.
COM
754091106
3
8,000
SH

SOLE

8,000
0
0



RDO Equipment Company - Class A
CL A
749413100
1,113
250,000
SH

SOLE

250,000
0
0



Res-Care, Inc.
COM
760943100
928
114,100
SH

SOLE

114,100
0
0



Research Frontiers, Inc.
COM
760911107
354
20,000
SH

SOLE

20,000
0
0



RFS Hotel Investors, Inc.
COM
74955J108
735
50,000
SH

SOLE

50,000
0
0



Rica Foods, Inc.
COM
762582203
57
37,950
SH

SOLE

37,950
0
0



RJ Reynolds Tobacco Holdings, Inc.
COM
76182K105
842
13,000
SH

SOLE

13,000
0
0



RPM, Inc./Ohio
COM
749685103
894
57,500
SH

SOLE

57,500
0
0



Ryerson Tull, Inc.
COM
78375P107
148
13,500
SH

SOLE

13,500
0
0



Sabre Holdings Corp.
COM
785905100
514
11,000
SH

SOLE

11,000
0
0



Salton, Inc.
COM
795757103
119
6,000
SH

SOLE

6,000
0
0



Schweitzer-Mauduit International, Inc.
COM
808541106
398
16,000
SH

SOLE

16,000
0
0



SCM Microsystems, Inc.
COM
784018103
70
6,000
SH

SOLE

6,000
0
0



Scottish Annuity & Life Holdings, Ltd.
COM
G7885T104
722
38,000
SH

SOLE

38,000
0
0



SED International Holdings, Inc.
COM
784109100
95
100,000
SH

SOLE

100,000
0
0



Sensar Corp.
COM
817253107
1
1,900
SH

SOLE

1,900
0
0



Sherwin-Williams Co./The
COM
824348106
883
31,000
SH

SOLE

31,000
0
0



Silgan Holdings, Inc.
COM
827048109
1,010
30,200
SH

SOLE

30,200
0
0



SITEL Corp.
COM
82980K107
939
288,800
SH

SOLE

288,800
0
0



SmartServ Online, Inc.
COM
83169M203
22
3,600
SH

SOLE

3,600
0
0



Socket Communications, Inc.
COM
833672108
14
7,500
SH

SOLE

7,500
0
0



Softnet Systems, Inc.
COM
833964109
847
385,000
SH

SOLE

385,000
0
0



SoundView Technology Group, Inc.
COM
83611Q109
328
145,100
SH

SOLE

145,100
0
0



Southern Energy Homes, Inc.
COM
842814105
518
230,000
SH

SOLE

230,000
0
0



Speedway Motorsports, Inc.
COM
847788106
171
6,000
SH

SOLE

6,000
0
0



Sports Resorts International, Inc.
COM
84918U108
106
15,600
SH

SOLE

15,600
0
0



SPX Corp.
COM
784635104
920
6,500
SH

SOLE

6,500
0
0



Steel Technologies, Inc.
COM
858147101
554
65,000
SH

SOLE

65,000
0
0



Stilwell Financial, Inc.
COM
860831106
245
10,000
SH

SOLE

10,000
0
0



Sturm, Ruger & Company, Inc.
COM
864159108
293
22,700
SH

SOLE

22,700
0
0



Sunrise Technologies International, Inc.
COM
86769L103
3
20,000
SH

SOLE

20,000
0
0



Superconductor Technologies, Inc.
COM
867931107
60
12,500
SH

SOLE

12,500
0
0



Superior Consultant Holdings Corp.
COM
868146101
365
60,400
SH

SOLE

60,400
0
0



Systemax, Inc.
COM
871851101
354
141,500
SH

SOLE

141,500
0
0



TeraForce Technology Corp.
COM
88077T109
5
30,000
SH

SOLE

30,000
0
0



Titanium Metals Corp.
COM
888339108
702
130,000
SH

SOLE

130,000
0
0



Troy Financial Corp.
COM
897329108
209
7,875
SH

SOLE

7,875
0
0



U.S. Physical Therapy, Inc.
COM
90337L108
542
30,050
SH

SOLE

30,050
0
0



U.S. Xpress Enterprises, Inc. - Class A
CL A
90338N103
554
45,800
SH

SOLE

45,800
0
0



UBICS, Inc.
COM
90261L108
81
130,000
SH

SOLE

130,000
0
0



UniFirst Corp./MA
COM
904708104
375
14,900
SH

SOLE

14,900
0
0



United Online, Inc.
COM
911268100
1
160
SH

SOLE

160
0
0



United Parcel Service, Inc. - Class B
CL B
911312106
851
14,000
SH

SOLE

14,000
0
0



Universal Display Corp.
COM
91347P105
157
16,400
SH

SOLE

16,400
0
0



US Diagnostic, Inc.
COM
90328Q108
0
12,000
SH

SOLE

12,000
0
0



UST, Inc.
COM
902911106
1,783
45,800
SH

SOLE

45,800
0
0



Utah Medical Products, Inc.
COM
917488108
151
9,500
SH

SOLE

9,500
0
0



Value Line, Inc.
COM
920437100
578
11,800
SH

SOLE

11,800
0
0



Ventas, Inc.
COM
92276F100
1,265
100,000
SH

SOLE

100,000
0
0



Viisage Technology, Inc.
COM
92675K106
153
22,000
SH

SOLE

22,000
0
0



Vsource, Inc.
COM
92908B105
5
23,000
SH

SOLE

23,000
0
0



W.P. Stewart & Co., Ltd.
COM
G84922106
446
15,000
SH

SOLE

15,000
0
0



W.R. Grace & Company
COM
38388F108
699
317,900
SH

SOLE

317,900
0
0



Walter Industries, Inc.
COM
93317Q105
527
40,000
SH

SOLE

40,000
0
0



Wave Systems Corp. - Class A
CL A
943526103
20
8,100
SH

SOLE

8,100
0
0



Westaff, Inc.
COM
957070105
119
52,500
SH

SOLE

52,500
0
0



Western Power & Equipment Corp.
COM
959221102
5
15,800
SH

SOLE

15,800
0
0



Wet Seal, Inc. - Class A
CL A
961840105
698
20,000
SH

SOLE

20,000
0
0



Xcelera, Inc.
COM
G31611109
18
10,000
SH

SOLE

10,000
0
0



Xybernaut Corp.
COM
984149104
22
13,500
SH

SOLE

13,500
0
0




















196
58,275



























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